Events after the reporting period	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Events after the reporting period
33.	Events after th e r eporting period
On March 31, 2023, IFS’s shareholders have approved the creation of a Share Repurchase Program for an amount of up to US$100,000,000 of
IFS’ common shares, which is expected to continue until terminated by the Board of Directors. The share repurchase program may be carried out simultaneously in the Lima Stock Exchange and the New York Stock Exchange (“NYSE”) in one or several dates, at market prices.